Filed with the U.S. Securities and Exchange Commission on May 1, 2026

1933 Act Registration File No.333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	247	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	250	[	X	]

(Check appropriate box or boxes.)

Series Portfolios Trust
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 516-1652

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

JoAnn M. Strasser, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on May 8, 2026 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 233 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 23, 2025, and pursuant to Rule 485(a)(2) would have become effective on March 8, 2026.

Post-Effective Amendment No. 243 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 7, 2026, as the new date upon which the Amendment will become effective.

Post-Effective Amendment No. 245 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 4, 2026, as the new date upon which the Amendment will become effective.

Post-Effective Amendment No. 247 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 8, 2026, as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 247 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 1st day of May, 2026.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Daniel B. Willey*	Trustee	May 1, 2026
Daniel B. Willey

Debra McGinty-Poteet*	Trustee	May 1, 2026
Debra McGinty-Poteet

Koji Felton*	Trustee	May 1, 2026
Koji Felton

/s/ Ryan L. Roell	President and Principal	May 1, 2026
Ryan L. Roell	Executive Officer

Douglas Schafer*	Treasurer, Principal Financial Officer	May 1, 2026
Douglas Schafer	and Principal Accounting Officer

*By: /s/ Ryan L. Roell		May 1, 2026
Ryan L. Roell
Ryan L. Roell, Attorney-In Fact pursuant to Power of Attorney